Subsequent events	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Subsequent events
Subsequent events
22.	Subsequent events

On June 10, 2022, the Company’s affiliated variable interest entity, Wuxi Wangdao transferred 100% of its equity interests of Jisen Information to the Company’s subsidiary WOFE with a consideration RMB 1.00.

In accordance with ASC 855-10, the Company evaluated all events and transactions that occurred after March 31, 2022 up through the date the Company issued these financial statements on July 31, 2022 and concluded that no other material subsequent events except for the disclosed above.

17.Subsequent events

(1)Acquisition

On May 25, 2021, the Group announced a definitive agreement to acquire 100% equity interest in Shenzhen Jisen Information Tech Limited (“Jisen Information”), an integrated financial education and service provider in China, for a total consideration of 2,900,000 newly issued ordinary shares of the Company. The transaction has been unanimously approved by the Company’s board of directors and is expected to be closed in August 2021.

(2)Redemption of fund

Up to July 12, 2021, the Group has received the total outstanding $5.6 million of redemption fund recorded in other receivables.

The Group has evaluated subsequent events through the issuance of the consolidated financial statements and noted that there are no other subsequent events.